ADVISORSHARES DORSEY WRIGHT SHORT ETF

Schedule of Investments

September 30, 2024 (Unaudited)

Investments	Shares	Value
MONEY MARKET FUND – 255.9%
STIT - Government & Agency Portfolio, Institutional Class, 4.85%(a) (Cost $25,466,023)	25,466,023	$25,466,023
Total Investments Before Securities Sold, Not Yet Purchased (Cost $25,466,023)		25,466,023

Securities Sold, Not Yet Purchased – (97.4)%

COMMON STOCKS – (97.4)%

Aerospace/Defense – (0.9)%
Boeing Co. (The)(b)	(568)	(86,359)

Agriculture – (1.1)%
Archer-Daniels-Midland Co.	(1,775)	(106,038)

Airlines – (2.0)%
American Airlines Group, Inc.(b)	(9,015)	(101,329)
Southwest Airlines Co.	(3,242)	(96,060)
Total Airlines		(197,389)

Apparel – (0.9)%
NIKE, Inc., Class B	(1,006)	(88,930)

Auto Parts & Equipment – (4.6)%
Adient PLC(b)	(3,925)	(88,587)
Dana, Inc.	(8,730)	(92,189)
Goodyear Tire & Rubber Co. (The)(b)	(11,400)	(100,890)
Lear Corp.	(846)	(92,341)
Visteon Corp.(b)	(860)	(81,906)
Total Auto Parts & Equipment		(455,913)

Beverages – (1.9)%
Brown-Forman Corp., Class B	(1,701)	(83,689)
Molson Coors Beverage Co., Class B	(1,894)	(108,943)
Total Beverages		(192,632)

Biotechnology – (2.9)%
Biogen, Inc.(b)	(432)	(83,739)
Illumina, Inc.(b)	(898)	(117,108)
Sage Therapeutics, Inc.(b)	(12,044)	(86,958)
Total Biotechnology		(287,805)

Chemicals – (5.8)%
Albemarle Corp.	(1,032)	(97,741)
Chemours Co. (The)	(4,020)	(81,686)
FMC Corp.	(1,537)	(101,350)
Huntsman Corp.	(4,240)	(102,608)
Mosaic Co. (The)	(3,272)	(87,624)
Olin Corp.	(2,190)	(105,076)
Total Chemicals		(576,085)

Commercial Services – (3.1)%
Global Payments, Inc.	(1,000)	(102,420)
Robert Half, Inc.	(1,500)	(101,115)
U-Haul Holding Co.(b)	(1,421)	(110,099)
Total Commercial Services		(313,634)

Computers – (3.4)%
DXC Technology Co.(b)	(6,226)	(129,190)
EPAM Systems, Inc.(b)	(537)	(106,879)
NCR Voyix Corp.(b)	(7,555)	(102,521)
Total Computers		(338,590)
Investments	Shares	Value
COMMON STOCKS (continued)

Cosmetics/Personal Care – (2.0)%
Coty, Inc., Class A(b)	(10,230)	$(96,059)
Estee Lauder Cos., Inc. (The), Class A	(988)	(98,494)
Total Cosmetics/Personal Care		(194,553)

Distribution/Wholesale – (0.9)%
LKQ Corp.	(2,286)	(91,257)

Diversified Financial Services – (1.9)%
Franklin Resources, Inc.	(4,379)	(88,237)
LPL Financial Holdings, Inc.	(440)	(102,357)
Total Diversified Financial Services		(190,594)

Entertainment – (1.8)%
Marriott Vacations Worldwide Corp.	(1,144)	(84,061)
Vail Resorts, Inc.	(525)	(91,502)
Total Entertainment		(175,563)

Food – (2.3)%
Hain Celestial Group, Inc. (The)(b)	(13,330)	(115,038)
Lamb Weston Holdings, Inc.	(1,712)	(110,835)
Total Food		(225,873)

Healthcare - Products – (8.8)%
Align Technology, Inc.(b)	(430)	(109,358)
Baxter International, Inc.	(2,809)	(106,658)
Bio-Techne Corp.	(1,095)	(87,523)
Bruker Corp.	(1,500)	(103,590)
DENTSPLY SIRONA, Inc.	(3,467)	(93,817)
Edwards Lifesciences Corp.(b)	(1,520)	(100,305)
Enovis Corp.(b)	(2,182)	(93,935)
Integra LifeSciences Holdings Corp.(b)	(4,848)	(88,088)
West Pharmaceutical Services, Inc.	(321)	(96,351)
Total Healthcare - Products		(879,625)

Healthcare - Services – (0.8)%
Humana, Inc.	(263)	(83,303)

Home Furnishings – (2.1)%
Leggett & Platt, Inc.	(7,182)	(97,819)
Whirlpool Corp.	(1,081)	(115,667)
Total Home Furnishings		(213,486)

Housewares – (1.2)%
Newell Brands, Inc.	(15,928)	(122,327)

Internet – (5.0)%
Snap, Inc., Class A(b)	(9,380)	(100,366)
TripAdvisor, Inc.(b)	(5,710)	(82,738)
VeriSign, Inc.(b)	(572)	(108,657)
Wayfair, Inc., Class A(b)	(2,100)	(117,978)
Ziff Davis, Inc.(b)	(1,749)	(85,106)
Total Internet		(494,845)

Leisure Time – (0.9)%
Polaris, Inc.	(1,030)	(85,737)

Lodging – (2.3)%
Las Vegas Sands Corp.	(2,145)	(107,979)
Wynn Resorts Ltd.	(1,230)	(117,933)
Total Lodging		(225,912)

ADVISORSHARES DORSEY WRIGHT SHORT ETF

Schedule of Investments (continued)

September 30, 2024 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Machinery - Diversified – (1.1)%
AGCO Corp.	(1,100)	$(107,646)

Media – (4.3)%
Altice USA, Inc., Class A(b)	(57,167)	(140,631)
Cable One, Inc.	(256)	(89,546)
Sirius XM Holdings, Inc.	(3,840)	(90,816)
Warner Bros Discovery, Inc.(b)	(12,534)	(103,406)
Total Media		(424,399)

Office/Business Equipment – (0.9)%
Xerox Holdings Corp.	(8,924)	(92,631)

Oil & Gas – (3.4)%
APA Corp.	(3,231)	(79,030)
HF Sinclair Corp.	(2,190)	(97,608)
Patterson-UTI Energy, Inc.	(9,550)	(73,058)
Transocean Ltd.(b)	(20,650)	(87,763)
Total Oil & Gas		(337,459)

Oil & Gas Services – (2.0)%
Halliburton Co.	(3,550)	(103,128)
RPC, Inc.	(14,550)	(92,538)
Total Oil & Gas Services		(195,666)

Packaging & Containers – (1.0)%
O-I Glass, Inc.(b)	(7,879)	(103,372)

Pharmaceuticals – (4.6)%
CVS Health Corp.	(1,624)	(102,117)
Dexcom, Inc.(b)	(1,410)	(94,526)
Herbalife Ltd.(b)	(11,399)	(81,959)
Jazz Pharmaceuticals PLC(b)	(767)	(85,452)
Perrigo Co., PLC	(3,570)	(93,641)
Total Pharmaceuticals		(457,695)

REITS – (2.5)%
Hudson Pacific Properties, Inc.	(16,281)	(77,823)
RLJ Lodging Trust	(10,700)	(98,226)
Service Properties Trust	(16,939)	(77,242)
Total REITS		(253,291)

Retail – (10.1)%
Advance Auto Parts, Inc.	(2,099)	(81,840)
Bath & Body Works, Inc.	(3,520)	(112,358)
Cracker Barrel Old Country Store, Inc.	(2,026)	(91,879)
Dollar General Corp.	(832)	(70,362)
Dollar Tree, Inc.(b)	(1,424)	(100,136)
Kohl’s Corp.	(4,960)	(104,656)
Macy’s, Inc.	(6,630)	(104,025)
Nu Skin Enterprises, Inc., Class A	(10,543)	(77,702)
Ulta Beauty, Inc.(b)	(249)	(96,891)
Walgreens Boots Alliance, Inc.	(8,361)	(74,915)
Wendy’s Co. (The)	(5,314)	(93,101)
Total Retail		(1,007,865)

Savings & Loans – (1.1)%
New York Community Bancorp, Inc.	(9,703)	(108,965)

Semiconductors – (3.0)%
Intel Corp.	(4,785)	(112,256)
IPG Photonics Corp.(b)	(1,088)	(80,860)
Investments	Shares	Value
COMMON STOCKS (continued)

Semiconductors (continued)
Silicon Laboratories, Inc.(b)	(880)	$(101,702)
Total Semiconductors		(294,818)

Software – (3.0)%
Akamai Technologies, Inc.(b)	(1,069)	(107,916)
Paycom Software, Inc.	(692)	(115,266)
Teradata Corp.(b)	(2,553)	(77,458)
Total Software		(300,640)

Telecommunications – (0.7)%
Viasat, Inc.(b)	(6,007)	(71,724)

Transportation – (3.1)%
JB Hunt Transport Services, Inc.	(615)	(105,983)
Old Dominion Freight Line, Inc.	(588)	(116,801)
United Parcel Service, Inc., Class B	(636)	(86,712)
Total Transportation		(309,496)

Total Securities Sold, Not Yet Purchased [Proceeds Received $(12,226,157)]		$(9,692,117)

Total Investments – 158.5% (Cost $13,239,866)		15,773,906
Liabilities in Excess of Other Assets – (58.5%)		(5,820,435)
Net Assets – 100.0%		$9,953,471

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

(a)	Rate shown reflects the 7-day yield as of September 30, 2024.
(b)	Non-income producing security.

ADVISORSHARES DORSEY WRIGHT SHORT ETF

Schedule of Investments (continued)

September 30, 2024 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi- annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2024, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Money Market Fund	$25,466,023	$–	$–	$25,466,023

Liabilities	Level 1	Level 2	Level 3	Total
Common Stocks	$(9,692,117)	$–	$–	$(9,692,117)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace/Defense	(0.9)%
Agriculture	(1.1)
Airlines	(2.0)
Apparel	(0.9)
Auto Parts & Equipment	(4.6)
Beverages	(1.9)
Biotechnology	(2.9)
Chemicals	(5.8)
Commercial Services	(3.1)
Computers	(3.4)
Cosmetics/Personal Care	(2.0)
Distribution/Wholesale	(0.9)
Diversified Financial Services	(1.9)
Entertainment	(1.8)
Food	(2.3)
Healthcare - Products	(8.8)
Healthcare - Services	(0.8)
Home Furnishings	(2.1)
Housewares	(1.2)
Internet	(5.0)
Leisure Time	(0.9)
Lodging	(2.3)
Machinery - Diversified	(1.1)
Media	(4.3)
Office/Business Equipment	(0.9)
Oil & Gas	(3.4)
Oil & Gas Services	(2.0)
Packaging & Containers	(1.0)
Pharmaceuticals	(4.6)
REITS	(2.5)
Retail	(10.1)
Savings & Loans	(1.1)

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)

% of Net Assets
Semiconductors	(3.0)%
Software	(3.0)
Telecommunications	(0.7)
Transportation	(3.1)
Money Market Fund	255.9
Total Investments	158.5
Liabilities in Excess of Other Assets	(58.5)
Net Assets	100.0%